INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before income taxes	$ 36,201	$ 31,743	$ 14,466
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical income tax expense	$ 9,050	$ 8,412	$ 3,833
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(72)	(771)	(143)
Deferred taxes on losses for which valuation allowance was provided, net		(1,713)	834
Non-deductible expenses	2,569	2,295	1,165
Unrecognized tax expense	81	8	19
Foreign and preferred enterprise tax rates differential	(3,468)	(2,303)	(838)
Other	(83)	21	(358)
Income tax expense	$ 8,077	$ 5,949	$ 4,512